Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 42,195	$ 59,293	$ 9,859	$ (624)	$ (26,333)
Beginning Balance (shares) at Dec. 31, 2015		15,306,402
Statement [Line Items]
Net income (loss)	(1,515)				(1,515)
Other comprehensive income	497			497
Total comprehensive income	(1,018)			497	(1,515)
Effect of share option compensation plan	540		540
Effect of RSU compensation plan	1,777		1,777
Share issuances - share options	5	$ 7	(2)
Share issuances - share options (shares)		500
Share issuances - RSUs		$ 791	(791)
Shares repurchased	(3,181)	$ (1,679)	(1,502)
Shares repurchased (shares)		(428,228)
Ending Balance at Dec. 31, 2016	40,318	$ 58,412	9,881	(127)	(27,848)
Ending Balance (shares) at Dec. 31, 2016		14,878,674
Statement [Line Items]
Net income (loss)	3,380				3,380
Other comprehensive income	501			501
Total comprehensive income	3,881			501	3,380
Effect of share option compensation plan	247		247
Effect of RSU compensation plan	4,208		4,208
Share issuances - share options	60	$ 395	(335)
Share issuances - share options (shares)		16,988
Share issuances - RSUs		$ 1,261	(1,261)
Shares repurchased	(3,406)	$ (1,313)	(2,093)
Shares repurchased (shares)		(334,212)
Share capital held in trust	(2,361)	$ (2,361)
Ending Balance at Dec. 31, 2017	$ 42,947	$ 56,394	$ 10,647	$ 374	$ (24,468)
Ending Balance (shares) at Dec. 31, 2017		14,561,450